Note 2 - Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
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Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the Year Ended December 31, 2021		For the Period from August 25, 2020 (inception) through December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per share
Numerator:
Allocation of net income (loss)	$2,357,536	$589,383	$(1,868,311)	$(1,156,493)

Denominator:
Weighted-average shares outstanding	13,598,898	3,399,724	6,975,341	4,317,769

Basic and diluted net income (loss) per share	$0.17	$0.17	$(0.27)	$(0.27)